Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Derivative [Line Items]
Derivative Instruments, Gain (Loss)	As of June 30, 2021, there are embedded derivative instruments outstanding. The following table presents information on the location and amounts of derivative instruments gains and losses:

		Three Months Ended June 30,		Six Months Ended June 30,
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income Statement
Phantom Interests in Net Income	Other income, net	$394	$(1,124)	$—	$(997)
Phantom Interests in Net Income	General and administrative	2,388	—	2,388	—
Option	General and administrative	(662)	—	(662)	—
Total		$2,120	$(1,124)	$1,726	$(997)
The following table presents information on the location and amounts of derivative instruments gains and losses:

		Year Ended December 31,
Derivatives Not Designated as Hedging Instruments	Location of Gain (Loss) Recognized in Income Statement	2020	2019	2018
Phantom Interests in Net Income	Other income, net	$(3,069)	$(478)	$(217)